Quarterly Report
March 31, 2022
MFS®  Growth Series
MFS® Variable Insurance Trust
VEG-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	109,180	$14,691,261
Broadcasting – 1.0%
Netflix, Inc. (a)	55,506	$20,791,992
Brokerage & Asset Managers – 2.6%
Charles Schwab Corp.	337,649	$28,467,187
CME Group, Inc.	101,514	24,146,120
		$52,613,307
Business Services – 5.7%
Clarivate PLC (a)	500,232	$8,383,888
CoStar Group, Inc. (a)	210,899	14,047,983
Equifax, Inc.	68,723	16,294,223
MSCI, Inc.	68,683	34,539,307
PayPal Holdings, Inc. (a)	106,286	12,291,976
Verisk Analytics, Inc., “A”	149,363	32,057,781
		$117,615,158
Cable TV – 1.1%
Charter Communications, Inc., “A” (a)	39,600	$21,602,592
Computer Software – 21.8%
Adobe Systems, Inc. (a)	147,937	$67,403,056
Atlassian Corp. PLC, “A” (a)	30,754	9,036,448
Autodesk, Inc. (a)	78,480	16,822,188
Black Knight, Inc. (a)	66,328	3,846,361
Bumble, Inc., “A” (a)	73,011	2,115,859
Cadence Design Systems, Inc. (a)	98,108	16,134,842
Intuit, Inc.	100,086	48,125,352
Microsoft Corp.	801,224	247,025,371
salesforce.com, inc. (a)	114,339	24,276,456
Synopsys, Inc. (a)	38,662	12,884,885
		$447,670,818
Computer Software - Systems – 7.6%
Apple, Inc.	604,133	$105,487,663
Block, Inc., “A” (a)	56,354	7,641,602
ServiceNow, Inc. (a)	40,580	22,598,596
Shopify, Inc. (a)	2,387	1,613,517
TransUnion	184,922	19,109,840
		$156,451,218
Construction – 2.8%
Sherwin-Williams Co.	116,792	$29,153,619
Vulcan Materials Co.	154,357	28,355,381
		$57,509,000
Consumer Products – 2.2%
Colgate-Palmolive Co.	241,710	$18,328,869
Estee Lauder Cos., Inc., “A”	101,221	27,564,503
		$45,893,372
Consumer Services – 0.4%
Uber Technologies, Inc. (a)	226,052	$8,065,535

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.4%
AMETEK, Inc.	140,554	$18,718,982
Johnson Controls International PLC	165,099	10,825,541
		$29,544,523
Electronics – 5.8%
Applied Materials, Inc.	85,206	$11,230,151
ASML Holding N.V., ADR	30,347	20,269,672
Lam Research Corp.	39,355	21,157,641
NVIDIA Corp.	244,970	66,842,514
		$119,499,978
Gaming & Lodging – 1.2%
Hilton Worldwide Holdings, Inc. (a)	118,300	$17,950,842
MGM Resorts International	143,516	6,019,061
		$23,969,903
General Merchandise – 0.3%
Dollar Tree, Inc. (a)	34,272	$5,488,661
Insurance – 1.4%
Aon PLC	86,865	$28,285,850
Internet – 10.3%
Alphabet, Inc., “A” (a)	47,349	$131,694,141
Alphabet, Inc., “C” (a)	14,266	39,844,796
Match Group, Inc. (a)	145,618	15,834,501
Meta Platforms, Inc., “A” (a)	110,836	24,645,493
		$212,018,931
Leisure & Toys – 1.4%
Activision Blizzard, Inc.	92,675	$7,424,194
Electronic Arts, Inc.	116,767	14,772,193
Roblox Corp., “A” (a)	50,661	2,342,565
Take-Two Interactive Software, Inc. (a)	25,162	3,868,406
		$28,407,358
Machinery & Tools – 0.6%
Roper Technologies, Inc.	25,745	$12,157,561
Medical & Health Technology & Services – 0.8%
ICON PLC (a)	64,794	$15,759,197
Medical Equipment – 9.4%
Abbott Laboratories	281,192	$33,281,885
Becton, Dickinson and Co.	35,256	9,378,096
Boston Scientific Corp. (a)	648,825	28,736,459
Danaher Corp.	165,286	48,483,342
Edwards Lifesciences Corp. (a)	158,464	18,654,382
STERIS PLC	38,128	9,218,207
Thermo Fisher Scientific, Inc.	76,330	45,084,315
		$192,836,686
Network & Telecom – 0.3%
Equinix, Inc., REIT	7,129	$5,287,009

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 6.1%
American Express Co.	48,169	$9,007,603
Mastercard, Inc., “A”	176,251	62,988,582
Visa, Inc., “A”	244,037	54,120,086
		$126,116,271
Pharmaceuticals – 2.0%
Vertex Pharmaceuticals, Inc. (a)	59,917	$15,636,539
Zoetis, Inc.	139,783	26,361,676
		$41,998,215
Railroad & Shipping – 0.8%
Canadian Pacific Railway Ltd.	185,933	$15,346,910
Restaurants – 0.9%
Chipotle Mexican Grill, Inc., “A” (a)	7,374	$11,665,889
Starbucks Corp.	67,946	6,181,048
		$17,846,937
Specialty Chemicals – 0.3%
Air Products & Chemicals, Inc.	21,834	$5,456,535
Specialty Stores – 8.7%
Amazon.com, Inc. (a)	50,303	$163,985,265
Lululemon Athletica, Inc. (a)	23,015	8,405,768
Ross Stores, Inc.	65,126	5,891,298
		$178,282,331
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT	49,521	$12,440,666
Total Common Stocks		$2,013,647,775
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.21% (v)	38,883,546	$38,883,546

Other Assets, Less Liabilities – (0.1)%		(1,093,793)
Net Assets – 100.0%		$2,051,437,528
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $38,883,546 and $2,013,647,775, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,013,647,775	$—	$—	$2,013,647,775
Mutual Funds	38,883,546	—	—	38,883,546
Total	$2,052,531,321	$—	$—	$2,052,531,321
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$597,603	$96,636,451	$58,350,508	$—	$—	$38,883,546

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,823	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.